Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,261,252
Proposed Maximum Offering Price per Unit	4.46
Maximum Aggregate Offering Price	$ 10,085,183.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,544.04
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of SenesTech, Inc. (the “Registrant”) common stock, par value $0.001 per share (“Common Stock”), that may become issuable by reason of any stock dividend, stock split, recapitalization, or any other similar transaction that results in an increase in the number of outstanding shares of Common Stock of the Registrant.

The amount registered represents (i) 2,188,308 shares of Common Stock issuable upon the exercise of warrants issued to certain holders in connection with the warrant inducement and (ii) 72,944 shares of common stock issuable upon the exercise of warrants issued to designees of the placement agent in connection with the warrant inducement.

Pursuant to Rule 457(c) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high and low prices of the Registrant’s Common Stock as reported by the Nasdaq Stock Market LLC on August 12, 2025.